SUBSEQUENT EVENTS (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 19, 2021	Jul. 31, 2023	Oct. 31, 2022	Aug. 28, 2023	Jan. 06, 2023	Jan. 05, 2023	Jan. 04, 2023	Jan. 02, 2023	Oct. 31, 2021	Oct. 31, 2020
Subsequent Event [Line Items]
Number of shares of capital stock					1,000,000,000	510,000,000
Common stock, shares authorized		985,000,000	985,000,000						985,000,000
Common stock, par value		$ 0.001	$ 0.001						$ 0.001
Preferred stock, shares authorized		15,000,000	15,000,000						15,000,000
Preferred stock, par value		$ 0.001	$ 0.001						$ 0.001
Market value										$ 300,000,000
Expected increase of market value			$ 9,800,000,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Director [Member]
Subsequent Event [Line Items]
Number of shares issued								2,025,000
Number of shares of capital stock					1,000,000,000	510,000,000	1,000,000,000
H N O Green Fuels [Member]
Subsequent Event [Line Items]
Number of shares issued	20,000,000
Note payable	$ 20,000
Maturity date	Dec. 19, 2022
Stock Subscription Agreements [Member] | Donald [Member]
Subsequent Event [Line Items]
Number of shares sold			275,000,000
Cash purchase price			$ 275,000
Share price			$ 0.001
Proceeds from sale common stock			$ 275,000
Stock Subscription Agreements [Member] | William Parker [Member]
Subsequent Event [Line Items]
Number of shares sold			5,000,000
Cash purchase price			$ 5,000
Share price			$ 0.001
Proceeds from sale common stock			$ 5,000
Stock Subscription Agreements [Member] | Hossein Haririnia [Member]
Subsequent Event [Line Items]
Number of shares sold			2,000,000
Cash purchase price			$ 2,000
Share price			$ 0.001
Proceeds from sale common stock			$ 2,000
Patent Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares sold			5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price for the property				$ 10,800,000
Earnest money deposit				$ 100,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares sold		10,500
Cash purchase price		$ 10,500
Common stock, shares authorized					985,000,000
Common stock, par value					$ 0.001
Common Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					985,000,000
Common stock, par value					$ 0.001
Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized					15,000,000
Preferred stock, par value					$ 0.001
Preferred Stock [Member] | Director [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized					15,000,000
Preferred stock, par value					$ 0.001